Financial risk management, objectives and policies (Details 1) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of risk management strategy related to hedge accounting [line items]
Loss before income tax	S/ 116,141	S/ 128,417	S/ 198,110
Change in Year-End Price +10 [Member] | Commodity Price Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loss before income tax	(6,558)	(3,148)
Change in Year-End Price -10 [Member] | Commodity Price Risk [Member]
Disclosure of risk management strategy related to hedge accounting [line items]
Loss before income tax	S/ 6,558	S/ 3,148